UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JANUARY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.1%
	Shares	Value
CONSUMER DISCRETIONARY — 13.9%
Comcast, Cl A	69,700	$3,704,206
TJX	105,700	6,969,858
Twenty-First Century Fox	168,495	5,366,566
Walt Disney	77,334	7,034,301

		23,074,931

CONSUMER STAPLES — 15.0%
Anheuser-Busch InBev ADR	19,000	2,319,330
Coca-Cola	89,500	3,684,715
CVS Caremark	93,891	9,216,341
PepsiCo	55,000	5,157,900
Procter & Gamble	52,200	4,399,938

		24,778,224

ENERGY — 8.4%
Chevron	36,000	3,691,080
Exxon Mobil	55,102	4,817,017
Schlumberger	65,300	5,380,067

		13,888,164

FINANCIAL SERVICES — 15.5%
American Express	81,500	6,576,235
BlackRock, Cl A	17,400	5,924,874
JPMorgan Chase	99,900	5,432,562
Wells Fargo	147,995	7,683,900

		25,617,571

HEALTH CARE — 12.6%
Becton Dickinson	38,100	5,260,848
Johnson & Johnson	61,450	6,153,603
Medtronic	41,000	2,927,400
UnitedHealth Group	61,900	6,576,875

		20,918,726

INDUSTRIAL — 14.6%
Eaton	88,800	5,602,392
Union Pacific	46,200	5,415,102
United Technologies	61,460	7,054,379
WW Grainger	25,900	6,108,256

		24,180,129

INFORMATION SERVICES — 16.0%
Accenture, Cl A	65,155	5,474,975
Apple	54,030	6,330,155
MasterCard, Cl A	41,200	3,379,636
Oracle	165,900	6,949,551
QUALCOMM	71,500	4,465,890

		26,600,207

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JANUARY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — 3.1%
E.I. du Pont de Nemours	73,064	$5,202,887

TOTAL COMMON STOCK (Cost $121,764,933)		164,260,839

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010% (A) (Cost $1,736,690)	1,736,690	1,736,690

TOTAL INVESTMENTS — 100.2% (Cost $123,501,623) †		$165,997,529

Percentages are based on Net Assets of $165,692,244.
(A)	The rate reported is the 7-day effective yield as of January 31, 2015.
Cl	Class
ADR	American Depositary Receipt

As of January 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2015, there were no Level 3 investments.

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $123,501,623, and the unrealized appreciation and depreciation were $43,239,422 and $(743,516), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

HIM-QH-001-2300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: March 30, 2015